Related Party Transactions (Details) $ in Millions			1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 11, 2024 shares	Apr. 24, 2024 shares	May 20, 2022 USD ($)	Apr. 20, 2022 USD ($)	Apr. 20, 2022 HKD ($)	Apr. 30, 2024 USD ($)	Oct. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Ordinary shares (in Shares) | shares		1,500,000
Working capital loan						$ 5,500,000
Payments for advance to affiliate						300,000
Total purchase price			$ 500,000
Payable balance						$ 1,715,839	$ 99,833
Total consideration				$ 16,200,000	$ 127.0
First payment of the consideration				30.00%	30.00%
Agreement terminated date						Feb. 02, 2024
Dr. Guohua Zhang [Member]
Related Party Transaction [Line Items]
Payable balance						$ 575,000	$ 2,030,479
New Galion [Member]
Related Party Transaction [Line Items]
Payable balance
Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Repaid value						$ 1,600,000
Forecast [Member]
Related Party Transaction [Line Items]
Ordinary shares (in Shares) | shares	20,000,000
Percentage of outstanding shares	35.85%
Forecast [Member] | Dr. Zhang [Member]
Related Party Transaction [Line Items]
Percentage of beneficial ownership	67.14%